Subsequent Events (Details) - Schedule of the pro forma condensed balance sheet (Parentheticals)	Dec. 31, 2022 $ / shares shares
Actual [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, outstanding	10,987,679
Pro Forma As Adjusted [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, issued	14,187,679
Ordinary shares, outstanding	14,187,679